CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Products	$ 20,073	$ 17,469	$ 25,776
Services	1,478	1,936	1,747
Total revenues	21,551	19,405	27,523
Cost of revenues:
Products	15,453	12,707	19,297
Services	780	1,093	820
Total cost of revenues	16,233	13,800	20,117
Gross profit	5,318	5,605	7,406
Operating costs and expenses:
Research and development, net	2,423	2,543	1,182
Marketing and selling	1,664	2,106	2,563
General and administrative	2,243	1,997	1,732
Total operating costs and expenses	6,330	6,646	5,477
Operating profit (loss)	(1,012)	(1,041)	1,929
Financial expenses, net	1,043	478	1,184
Net income (loss)	(2,055)	(1,519)	745
Less: Net (income) loss attributable to non-controlling interest	4	(7)	(11)
Net income (loss) attributable to RADA Electronic Industries' shareholders	$ (2,051)	$ (1,526)	$ 734
Net income (loss) per share attributable to RADA Electronic Industries' shareholders:
Basic and diluted net income (loss) per Ordinary share	$ (0.23)	$ (0.17)	$ 0.08
Weighted average number of Ordinary shares used for computing basic and diluted net income (loss) per share	8,918,647	8,899,161	8,868,857